Segment information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment information	Segment information
Management has identified three reportable segments, which correspond to our three operating segments: the Americas, Developed Europe and Rest of World. Our Americas segment is comprised of Argentina, Barbados, Brazil, Canada, Chile, Colombia, Costa Rica, Ecuador, Mexico, Panama, Peru, Puerto Rico, the United States and Uruguay. Our Developed Europe segment is comprised of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, Malta, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Our Rest of World segment is comprised of all other countries, the most significant by revenue of which are Australia, Japan, Turkey, India and New Zealand.
We determined our operating segments based on how our chief operating decision makers manage our business, make operating decisions and evaluate operating performance. Our primary operating metric is Return on Advertising Spend, or ROAS, for each of our segments, which compares Referral Revenue to Advertising Spend. ROAS includes the allocation of revenue by segment which is based on the location of the website, or domain name, regardless of where the consumer resides. This is consistent with how management monitors and runs the business.
Corporate and Eliminations also includes all corporate functions and expenses except for direct advertising. In addition, we record amortization of intangible assets and any related impairment, share-based compensation expense, restructuring and related reorganization charges, legal reserves, occupancy tax and other taxes, and other items excluded from segment operating performance in Corporate and Eliminations. Such amounts are detailed in our segment reconciliations below. The following tables present our segment information for the years ended December 31, 2018, 2019 and 2020. As a significant portion of our property and equipment is not allocated to our operating segments and depreciation is not included in our segment measure, we do not report the assets by segment as it would not be meaningful. We do not regularly provide such information to our chief operating decision makers.

	Year Ended December 31, 2018
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€378,919	€315,966	€204,937	€—	€899,822
Subscription revenue	—	—	—	13,863	13,863
Other revenue	—	—	—	1,131	1,131
Total revenue	€378,919	€315,966	€204,937	€14,994	€914,816
Advertising spend	265,004	261,620	205,834	—	732,458
ROAS contribution	€113,915	€54,346	€(897)	€14,994	€182,358
Costs and expenses:
Cost of revenue, including related party, excluding amortization					5,435
Other selling and marketing, including related party (1)					73,175
Technology and content, including related party					66,904
General and administrative, including related party					54,326
Amortization of intangible assets					1,684
Operating loss					€(19,166)
Other income/(expense)
Interest expense					(1,839)
Other, net					539
Total other income/(expense), net					€(1,300)
Loss before income taxes					€(20,466)
Expense/(benefit) for income taxes					1,086
Loss before equity method investment					€(21,552)
Income from equity method investment					63
Net loss					€(21,489)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Year Ended December 31, 2019
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€347,094	€305,061	€171,469	€—	€823,624
Subscription revenue	—	—	—	12,152	12,152
Other revenue	—	—	—	2,841	2,841
Total revenue	€347,094	€305,061	€171,469	€14,993	€838,617
Advertising spend	230,291	233,949	152,465	—	616,705
ROAS contribution	€116,803	€71,112	€19,004	€14,993	€221,912
Costs and expenses:
Cost of revenue, including related party, excluding amortization					9,159
Other selling and marketing, including related party (1)					47,450
Technology and content, including related party					69,924
General and administrative, including related party					55,543
Amortization of intangible assets					1,685
Operating income					€38,151
Other income/(expense)
Interest expense					(33)
Other, net					(428)
Total other income/(expense), net					€(461)
Income before income taxes					€37,690
Expense/(benefit) for income taxes					20,982
Income before equity method investment					€16,708
Income from equity method investment					453
Net income					€17,161
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Year Ended December 31, 2020
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€102,899	€89,341	€46,125	€—	€238,365
Subscription revenue	—	—	—	7,657	7,657
Other revenue	—	—	—	2,899	2,899
Total revenue	€102,899	€89,341	€46,125	€10,556	€248,921
Advertising spend	60,784	56,979	32,211	—	149,974
ROAS contribution	€42,115	€32,362	€13,914	€10,556	€98,947
Costs and expenses:
Cost of revenue, including related party, excluding amortization					10,133
Other selling and marketing, including related party (1)					28,281
Technology and content, including related party					64,258
General and administrative, including related party					40,935
Amortization of intangible assets					373
Impairment of goodwill					207,618
Operating loss					€(252,651)
Other income/(expense)
Interest expense					(270)
Other, net					(212)
Total other income/(expense), net					€(482)
Loss before income taxes					€(253,133)
Expense/(benefit) for income taxes					(8,494)
Loss before equity method investment					€(244,639)
Loss from equity method investment					(739)
Net loss					€(245,378)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

Geographic information
The following table presents revenue by geographic area for the years ended December 31, 2018, 2019 and 2020. Referral revenue was allocated by country using the same methodology as the allocation of segment revenue, while non-referral revenue was allocated based upon the location of the customer using the service.

	Year ended December 31,
(in thousands)	2018	2019	2020
Total revenues
United States	€194,416	€192,526	€57,406
Germany	73,143	68,491	27,491
United Kingdom	95,893	85,284	26,637
Brazil	41,097	35,387	12,440
All other countries (1)	510,267	456,929	124,947
	€914,816	€838,617	€248,921
(1) Includes a portion of Corporate & Eliminations
The following table presents property and equipment, net for Germany and all other countries, as of December 31, 2019 and 2020:

(€ thousands)	Years ended December 31,
	2019	2020
Property and equipment, net:
Germany	€30,681	€26,289
All other countries	2,491	393
	€33,172	€26,682